Recent Accounting Pronouncements and Changes To Accounting Policies - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.43%	4.60%
Lease incentives and deferred balances		$ 112.7
Liability for uncertain tax positions	$ 25.9		$ 35.0
IFRIC 23 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reclassification of uncertain tax liabilities		$ 7.3